Purchases and other expenses - Other liabilities - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Total	€ 2,250	€ 2,456	€ 2,138	€ 2,487
o/w other non-current liabilities	462	521	608
o/w other current liabilities	€ 1,788	€ 1,935	€ 1,530